Revenue - Revenue from contracts with customers (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Revenue
Revenue	$ 4,942,626	$ 1,504,328	$ 1,234,450
Digitization
Revenue
Revenue	4,018,625	1,034,257	819,604
Less-Lethal
Revenue
Revenue	914,150	465,082	411,758
Training and services
Revenue
Revenue	8,700	1,028
Other
Revenue
Revenue	1,151	3,961	3,088
United states
Revenue
Revenue	364,362	155,103	42,780
Canada
Revenue
Revenue	4,578,264	1,349,225	743,200
Europe
Revenue
Revenue			448,470
Products and services transferred over time
Revenue
Revenue	4,027,325	1,035,285	819,604
Products transferred at a point in time
Revenue
Revenue	$ 915,301	$ 469,043	$ 414,846